New or revised accounting standards and interpretations	12 Months Ended
Dec. 31, 2024
New or revised accounting standards and interpretations
New or revised accounting standards and interpretations

28.New or revised accounting standards and interpretations

A number of new standards, interpretations and amendments to standards are effective for annual periods beginning after 1 January 2025 and earlier application is permitted. However, the Group has not early adopted the new or amended standards and interpretations in preparing these financial statements. Except as disclosed below, the Group does not expect these standards to have a material impact on its financial position or performance.

IFRS 18 Presentation and Disclosure in Financial Statements

IFRS 18 will replace IAS 1 Presentation of Financial Statements and applies for annual reporting periods beginning on or after 1 January 2027. The new standard introduces the following key new requirements.

—	Entities are required to classify all income and expenses into five categories in the statement of profit or loss, namely the operating, investing, financing, discontinued operations and income tax categories. Entities are also required to present a newly-defined operating profit subtotal. Entities’ net profit will not change.
—	Management-defined performance measures (MPMs) are disclosed in a single note in the financial statements.
—	Enhanced guidance is provided on how to group information in the financial statements

In addition, all entities are required to use the operating profit subtotal as the starting point for the statement of cash flows when presenting operating cash flows under the indirect method.

The Group is still in the process of assessing the impact of the new standard, particularly with respect to the structure of the Group’s statement of profit or loss, the statement of cash flows and the additional disclosures required for MPMs. The Group is also assessing the impact on how information is grouped in the financial statements.